Shareholder Report, Average Annual Return (Details) 221920_Concorde Wealth Management Fund_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Concorde Wealth Management Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF (without sales charge)
Average Annual Return, Percent		17.50%	7.59%	8.70%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		17.80%	12.06%	14.16%
Concorde Blended [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Concorde Blended
Average Annual Return, Percent		9.61%	5.00%	6.01%